RELATED PARTY BALANCES AND TRANSACTIONS - Due from related party - noncurrent (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2022	Sep. 30, 2021
Related Party Transaction
Due from related party-noncurrent	¥ 0	¥ 0
Linze Origin Seed Limited
Related Party Transaction
Due from related party-noncurrent	¥ 42,246